Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Group’s Ads Activity under the Plans

A summary of the Group’s ADS activity under the plans for the six months ended June 30, 2026 is presented as follows:

	Number of shares	Weighted Average Grant-date fair value US$	Weighted Average Remaining terms (Years)	Grant-date fair value of ADS
				RMB	US$
Outstanding as of January 1, 2026	2,500,000	25.92	0.96	439,674,480	64,800,000
Granted	—	—	—	—	—
Vested	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding as of June 30, 2026	2,500,000	25.92	0.47	439,674,480	64,800,000

Schedule of Share-Based Compensation Expenses for Service Suppliers

The allocation of total share-based compensation expenses for service suppliers was set forth as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Service suppliers:
Selling and marketing expenses	—	46,427,023	6,842,496
General and administrative expenses	—	64,759,745	9,544,406
Research and development expenses	—	104,460,801	15,395,617
Total share compensation for service suppliers:	—	215,647,569	31,782,519